BORROWINGS - ACQUISITION BRIDGE FACILITIES (Details) R in Millions, $ in Millions			12 Months Ended
	Sep. 19, 2018 USD ($)	Dec. 09, 2016 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period			R 25,649.5	R 8,973.8
Loans raised	$ 500		17,130.2	69,593.8	R 17,280.5
Loans repaid			(21,231.5)	(55,719.5)	(11,834.7)
Gain on foreign exchange differences			(1,169.1)	(292.4)	(219.6)
Balance at end of period			R 24,504.7	25,649.5	R 8,973.8
Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 2,650
Loans raised				34,000.3
Loans repaid				(33,304.0)
Gain on foreign exchange differences				(514.5)
Foreign currency translation				R (181.8)
C: US $1.6 billion bridge to debt
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 1,600
Term of loan:		364 days
Facility A and B
Disclosure of detailed information about borrowings [line items]
Earlier term of loan		9 months
A: US $750 million bridge to equity
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 750
B: US $300 million bridge to cash
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 300
LIBOR | Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Interest rate margin months 1 - 3		3.25%
LIBOR | Stillwater bridge facility | Net debt to EBITDA less than or equal to 2.0x
Disclosure of detailed information about borrowings [line items]
Interest rate margin months 4 - 6		4.25%
Interest rate margin months 7 - 9		5.25%
Interest rate margin months 10 - 12		6.25%
LIBOR | Stillwater bridge facility | Net debt to EBITDA greater than 2.0x
Disclosure of detailed information about borrowings [line items]
Interest rate margin months 4 - 6		5.25%
Interest rate margin months 7 - 9		6.25%
Interest rate margin months 10 - 12		7.25%